Payables, other current liabilities and provisions - Narrative (Details)	10 Months Ended
Nov. 30, 2025 shares
AGA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)	4,319,500